Taxes (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Taxes [Abstract]
Net income (loss) before income tax	$ 13,769,662	$ 7,790,526	$ (5,578,626)
Statutory rate	40.00%	40.00%	39.00%
Income tax at statutory rate	$ 5,507,865	$ 3,116,210	$ (2,175,664)
ETR reconciliation items:
Effect in changes in tax rates and effect in tax base (CREE)	910	807,989	2,063,782
Non deductible wealth tax	85,872	229,375	253,422
Foreign currency translation and exchange difference	(186,787)	(234,316)	310,657
Prior year taxes	274,777	140,630	(21,233)
Non-deductible expenses	129,531	486,300	251,246
Valuation of investments	0	0	48,129
Non taxable income	(11,900)	(3,142)	(19,986)
Income tax calculated	5,800,268	4,543,046	710,353
Current	5,144,962	4,517,336	3,510,546
Deferred	723,576	25,710	(2,800,193)
Income tax	$ 5,800,268	$ 4,543,046	$ 710,353